Share-based Payment Transactions - Movements of Share Option (Detail) - USD ($)		12 Months Ended
	Aug. 17, 2011	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date of grant		Aug. 17, 2011
Exercise price	$ 1.175	$ 1.175
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		Aug. 17, 2011
Exercisable period		Dec. 18, 2011
Fair value of each option		$ 0.4807
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		Dec. 17, 2013
Exercisable period		Aug. 17, 2019
Fair value of each option		$ 0.4993